SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A Common Stock.
Numerator:
Allocation of net income, as adjusted, basic	$ 686,839	$ (1,444,777)		$ 1,584,589	$ 1,556,533
Allocation of net income, as adjusted, diluted	$ 686,839	$ (1,444,777)		$ 1,584,589	$ 1,556,533
Denominator:
Basic weighted average shares outstanding	11,500,000	11,500,000		11,500,000	8,831,492
Diluted weighted average shares outstanding	11,500,000	11,500,000		11,500,000	8,831,492
Basic net income per common shares	$ 0.06	$ (0.13)		$ 0.14	$ 0.18
Diluted net income per common shares	$ 0.06	$ (0.13)		$ 0.14	$ 0.18
Class B Common Stock.
Numerator:
Allocation of net income, as adjusted, basic	$ 171,710	$ (361,194)		$ 396,147	$ 491,377
Allocation of net income, as adjusted, diluted	$ 171,710	$ (361,194)		$ 396,147	$ 491,377
Denominator:
Basic weighted average shares outstanding	2,875,000	2,875,000		2,875,000	2,787,983
Diluted weighted average shares outstanding	2,875,000	2,875,000		2,875,000	2,875,000
Basic net income per common shares	$ 0.06	$ (0.13)		$ 0.14	$ 0.18
Diluted net income per common shares	$ 0.06	$ (0.13)		$ 0.14	$ 0.18
Class A Common Stock
Denominator:
Basic weighted average shares outstanding	11,500,000	11,500,000	0	11,500,000	8,831,492	10,208,219
Diluted weighted average shares outstanding	11,500,000	11,500,000		11,500,000	8,831,492	10,208,219
Basic net income per common shares	$ 0.06	$ (0.13)	$ 0	$ 0.14	$ 0.18	$ 0.25
Diluted net income per common shares	$ 0.06	$ (0.13)	$ 0.00	$ 0.14	$ 0.18	$ 0.25
Class A Common Stock | Common Stock
Numerator:
Allocation of net income, as adjusted, basic						$ 2,539,677
Allocation of net income, as adjusted, diluted						$ 2,531,301
Denominator:
Basic weighted average shares outstanding						10,208,219
Diluted weighted average shares outstanding						10,208,219
Basic net income per common shares						$ 0.25
Diluted net income per common shares						$ 0.25
Class B Common Stock
Denominator:
Basic weighted average shares outstanding	2,875,000	2,875,000	2,500,000	2,875,000	2,787,983	2,831,849
Diluted weighted average shares outstanding	2,875,000	2,875,000	0	2,875,000	2,787,983	2,875,000
Basic net income per common shares	$ 0.06	$ (0.13)	$ 0.00	$ 0.14	$ 0.18	$ 0.25
Diluted net income per common shares	$ 0.06	$ (0.13)	$ 0.00	$ 0.14	$ 0.18	$ 0.25
Class B Common Stock | Common Stock
Numerator:
Allocation of net income, as adjusted, basic			$ (5,476)			$ 704,529
Allocation of net income, as adjusted, diluted						$ 712,905
Denominator:
Basic weighted average shares outstanding			2,500,000			2,831,849
Diluted weighted average shares outstanding						2,875,000
Basic net income per common shares			$ 0.00			$ 0.25
Diluted net income per common shares						$ 0.25